Segment Reporting - Summary of Reconciliation of Segment's Performance Measure to Profit Presented in Consolidated Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Profit for the period	$ 77,853	$ 28,187	$ 15,602
Income tax expense	7,647	3,231	2,221
Inflation adjustment	334	(38)	(10)
Interest charges on leases	142	20	30
Interest income from financial assets at FVPL	(2,556)	(443)	(217)
Fair value losses/(gains) on financial assets at FVPL	16	(9)	(56)
Other operating (gain) / loss	(2,896)	2,896
Other finance expense	402	(3)	(6)
Impairment loss/(gain) on financial assets	33	(808)	807
Depreciation and amortization	4,747	992	409
Secondary offering expenses	5,158	453	574
Transaction costs	687	158
Share-based payment non-cash charges, net of forfeitures	7,590	7,295	716
Adjusted EBITDA	99,157	41,931	20,070
Revenues	$ 244,120	$ 104,143	$ 55,289
Adjusted EBITDA Margin	40.60%	40.30%	36.30%